Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Other Comprehensive Income [Abstract]
Change in fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, tax effect	$ 0	$ 0	$ 0	$ 0